Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary Of Assets And Liabilities
(a)	These captions are comprised of the following:

	2023	2022
	S/(000)	S/(000)
Other accounts receivable and other assets
Financial instruments
Other accounts receivable, net	663,090	622,690
POS commission receivable	420,644	122,142
Accounts receivable related to derivative financial instruments (b)	158,101	515,800
Operations in process (d)	83,640	112,195
Accounts receivable from sale of investments (c)	63,466	37,987
Others	15,640	24,753

	1,404,581	1,435,567

Non-financial instruments
Tax paid to recover	422,248	26,759
Deferred charges	101,551	92,865
Deferred cost of POS affiliation and registration	92,511	95,265
Tax credit for General Sales Tax – IGV	32,482	17,623
Realizable assets, received as payment and seized through legal actions	28,933	27,266
Investments in associates	22,548	22,728
POS equipment supplies (*)	14,854	18,698
Others	5,440	7,192

	720,567	308,396

Total	2,125,148	1,743,963

(*)	Comprises the Points of Sale (“POS”) required for the rendering of the service. Their supplies are recorded at cost, which is determined by applying the weighted average method.

	2023	2022
	S/(000)	S/(000)
Other accounts payable, provisions and other liabilities
Financial instruments
Contract liability with investment component, Note 3.4(d)	883,268	873,500
Other accounts payable	855,067	726,983
Third party compensation (**)	763,039	386,136
Operations in process (d)	226,428	184,584
Accounts payable related to derivative financial instruments (b)	145,395	297,038
Accounts payable for acquisitions of investments (c)	106,955	53,905
Workers’ profit sharing and salaries payable	105,734	154,460
Lease liabilities, Note 8(e)	90,513	112,581
Allowance for indirect loan losses, Note 6(d.2)	17,932	35,495
Accounts payable to reinsurers and coinsurers	7,260	5,648

	3,201,591	2,830,330

Non-financial instruments
Taxes payable	80,331	138,819
Provision for other contingencies	70,671	79,304
Registration for use of POS	21,962	17,029
Deferred income (***)	23,490	57,001
Others	9,315	6,681

	205,769	298,834

Total	3,407,360	3,129,164

(**)
Corresponds mainly to outstanding balances payable to affiliated businesses, for the consumptions made by the cards users, net of the respective fee charged by Izipay, which are mainly settled the day after the transaction was made.

(***)
Corresponds mainly to deferred fees for indirect loans (mainly guarantee letters) and the transactions registered in Izipay related to installments pending of accrual within the contract’s term with affiliated businesses.

Summary of Fair Value of Derivative Financial Instruments
(b)
The following table presents, as of December 31, 2023 and 2022, the fair value of derivative financial instruments recorded as assets or liabilities, including their notional amounts. The notional gross amount is the nominal amount of the derivative’s underlying asset, and it is the base over which changes in the fair value of derivatives are measured; see Note 18(a):

	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
2023
Derivatives held for trading (*) -
Forward exchange contracts			36,595	29,517	4,875,692	—	Between January 2024 and December 2025	—	—
Interest rate swaps			40,350	25,196	1,530,493	—	Between March 2024 and June 2036	—	—
Cross swaps			20,982	44,897	1,370,799	—	Between January 2024 and April 2028	—	—
Options			1,172	1,174	279,047	—	Between January 2024 and December 2024	—	—

			99,099	100,784	8,056,031	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(f)	2,958	7,383	1,112,700	(10,199)	October 2026	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13	(h)	56,044	—	556,950	(3,309)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12	(d.5)	—	3,020	241,085	(1,374)	Between January 2025 and June 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12	(d.8)	—	3,823	185,450	(1,234)	May 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12	(d.9)	—	6,708	111,270	(578)	August 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12	(d.10)	—	9,442	111,270	(277)	October 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13	(h)	—	5,245	74,260	(2,401)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13	(h)	—	5,041	74,260	(1,923)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12	(d.13)	—	811	74,180	(619)	February 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12	(e.1)	—	3,138	37,090	(88)	November 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13	(i)	—	—	—	(669)	—	Corporate bonds	Bonds, notes and obligations outstanding

			59,002	44,611	2,578,515	(22,671)

			158,101	145,395	10,634,546	(22,671)

	Note	Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
		S/(000)	S/(000)	S/(000)	S/(000)
2022
Derivatives held for trading (*) -
Forward exchange contracts		58,201	27,556	6,328,060	—	Between January 2023 and December 2023	—	—
Interest rate swaps		77,045	141,823	2,672,533	—	Between January 2023 and March 2029	—	—
Currency swaps		67,737	38,551	2,424,566	—	Between January 2023 and June 2036	—	—
Cross currency swaps		—	75,489	224,485	—	January 2023	—	—
Options		99	463	80,151	—	Between January 2023 and December 2023	—	—

		203,082	283,882	11,729,795	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13(i)	237,438	—	1,681,974	(20,199)	January 2023	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13(h)	75,280	—	573,000	(33,565)	October 2027	Senior bond	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	12(d.9)	—	3,916	114,420	360	August 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d.10)	—	6,295	114,420	(355)	October 2024	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(d.5)	—	931	57,210	(225)	January 2025	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	12(e.1)	—	2,014	38,140	(156)	November 2024	Due to banks	Due to banks and correspondents

		312,718	13,156	2,579,164	(54,140)

		515,800	297,038	14,308,959	(54,140)

(*)
During the years 2023, 2022 and 2021, the Group recognized gains for S/68,315,000 and losses for S/4,523,000 and S/60,275,000, respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.

Summary of Future Effect of Current Cash Flow Hedges
(iv)
The future effect of current cash flow hedges on the consolidated statement of income, net of the deferred Income Tax, which will be included in the caption “Net (loss) gain of financial assets at fair value through profit or loss” when realized, is presented below:

	As of December 31, 2023				As of December 31, 2022
	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of income – (Expense) income	(2,139)	(13,717)	(16,077)	(31,933)	429	(731)	(8,960)	(9,262)

Summary of Cash Flow Hedges Reclassified to Consolidated Income Statements
(v)	The gain (loss) for cash flow hedges reclassified to the consolidated statement of income for the years ended as of December 31, 2023 and 2022, is as follows:

	2023	2022
	S/(000)	S/(000)
Interest expenses from cash flow hedges	(116,885)	(78,300)
Interest income from cash flow hedges	92,637	62,158
Expenses for exchange differences from cash flow hedges	(136,625)	(337,907)
Income for exchange differences from cash flow hedges	118,180	225,399

	(42,693)	(128,650)

Summary of Hedging Instruments and Its Cash Flow Hedges Due to Maturities
The following table shows hedging instruments that the Group uses in its cash flow hedges due to maturities:

December 31, 2023	Up to 1 month	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	259,630	2,318,885	—	2,578,515
Average interest rate in US Dollars	—	3.60%	3.07%	—	—
Average interest rate in Soles	—	8.09%	3.86%	—	—
Average exchange rate Soles / US Dollar	—	3.94	3.66	—	—

December 31, 2022	Up to 1 month	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	1,681,974	—	897,190	—	2,579,164
Average interest rate in US Dollars	3.38%	—	3.80%	—	—
Average interest rate in Soles	4.87%	—	5.03%	—	—
Average exchange rate Soles / US Dollar	3.26	—	3.58	—	—

Summary of Derivatives Subject to Reform of Reference Interest Rate
(vi)
The following table shows the nominal value and the weighted average maturity of derivative and non-derivative financial instruments that were subject to the reform of the reference interest rate, see Note 3.4(ah):

Derivative financial instruments	2022
	Derivative nominal value (*) S/(000)	Average term in years (*)
Position purchased (LIBOR is paid)
Interest rate swaps
3-month LIBOR	208,002	5.8
6-month LIBOR	278,060	8.2

	486,062

Cross currency swaps
6-month LIBOR	114,420	1.5

Total	600,482

Position sold (LIBOR is received)
Interest rate swaps
3-month LIBOR	251,873	5.3
6-month LIBOR	346,712	7.1

	598,585

Cross currency swaps
6-month LIBOR	202,142	1.8

Total	800,727

(*)	Balances as of December 31, 2022, that changed to the new benchmark rate on June 30, 2023.

Summary of Non-Derivaties Financial Instruments Classified as Hedge Accounting
As of December 31, 2022, the Group does not present derivative financial instruments classified as hedge accounting that are subject to the interest rate benchmark reform; see Note 3.4(ah).

	2022
Non-derivative financial instruments	Nominal value	Average term in years
	S/(000)
Asset
Loans
1-month LIBOR	—	—
3-month LIBOR	465,494	3.8
6-month LIBOR	197,891	11.8

Total	663,385

Liability
Issuances
3-month LIBOR	1,144,200	5.0

Total	1,144,200

(c)
As of December 31, 2023 and 2022, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled at the beginning of the following month. As of said dates, the balance corresponds mainly to the purchase and sale of Sovereign Bonds issued by the Peruvian Government and Global Bonds issued by the Treasury of the United States of America.

(d)
Operations in process include transactions made during the last days of the month and other types of similar transactions that are reclassified to their corresponding accounting accounts in the following month. These transactions do not affect the consolidated statement of income.